Operations - Schedule Of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Assets
Cash and cash equivalents		¥ 592,721		¥ 454,536	¥ 783,611	$ 81,202
Restricted cash		3,567		395		489
Short-term investments		63,064		71,848		8,640
Accounts receivable, net		418,644		354,006		57,354
Inventories		174,741		217,067		23,939
Prepayment and other current assets		154,331		175,705		21,143
Total current assets		1,486,768		1,299,951		203,686
Property, equipment and software, net		46,725		70,906		6,401
Operating lease right-of-use assets, net		68,494		89,022		9,384
Goodwill		109,944		109,944		15,062
Other assets, net		30,084		44,976		4,122
Total non-current assets		327,627		366,244		44,885
Total assets		1,814,395		1,666,195		248,571
Liabilities
Accounts payables		145,148		159,005		19,885
Payroll payable		264,520		282,679		36,239
Contract liabilities		961,024		1,052,622		131,660
Taxes payable		37,603		52,781		5,152
Accrued liabilities and other payables		638,660		591,770		87,495
Total current liabilities		2,946,952		3,099,287		403,731
Long-term lease liabilities		25,566		49,337		3,503
Other non-current liabilities		18,189		16,314		2,492
Total non-current liabilities		956,755		696,011		131,075
Total liabilities		3,903,707		3,795,298		$ 534,806
Net revenues:
Net revenues		5,625,919	$ 770,748	5,389,208	5,013,182
Cost and expenses:
Net (loss)/income from continuing operations		75,226	10,306	(550,117)	(739,778)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		(67,900)	(9,304)	(438,145)	(603,123)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	[1]	(13,585)	(1,861)	125,573	125,823
Cash flows from financing activities:
Net cash provided by financing activities	[1]	228,512	$ 31,306	(18,942)	184,649
VIEs [Member]
Assets
Cash and cash equivalents		257,006		199,420
Restricted cash		2,666		105
Short-term investments		63,064		71,848
Accounts receivable, net		181,276		198,645
Inventories		20,842		31,346
Prepayment and other current assets		84,325		71,061
Total current assets		1,866,457		1,800,934
Property, equipment and software, net		6,308		5,302
Operating lease right-of-use assets, net		33,764		47,697
Goodwill		103,006		103,006
Other assets, net		65,966		71,293
Total non-current assets		209,044		227,298
Total assets		2,075,501		2,028,232
Liabilities
Accounts payables		45,358		45,939
Payroll payable		28,009		17,232
Contract liabilities		856,003		978,065
Taxes payable		16,491		23,301
Accrued liabilities and other payables		210,531		202,214
Total current liabilities		1,930,431		1,865,686
Long-term lease liabilities		14,555		29,325
Other non-current liabilities		13,907		12,698
Total non-current liabilities		28,462		42,023
Total liabilities		1,958,893		1,907,709
Net revenues:
Net revenues		4,127,624		4,148,929	3,515,982
Cost and expenses:
Cost and expenses		(4,136,016)		(4,104,867)	(3,530,461)
Net (loss)/income from continuing operations		(6,506)		37,691	(31,540)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		52,548		8,055	(582,669)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		9,800		(52,988)	(62,282)
Cash flows from financing activities:
Capital contribution to VIE		1,000		5,000
Net cash provided by financing activities		1,000		5,000
VIEs [Member] | Third-party [Member]
Net revenues:
Net revenues		4,107,715		4,132,058	3,505,470
Cost and expenses:
Cost and expenses		(1,426,987)		(1,160,224)	(759,964)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		3,227,232		3,342,893	2,950,638
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		9,800		(52,988)	(62,282)
VIEs [Member] | Intra-Group [Member]
Net revenues:
Net revenues		19,909		16,871	10,512
VIEs [Member] | Intra-Group [Member] | Technical consulting and related services [Member]
Cost and expenses:
Cost and expenses		(2,626,436)		(2,881,029)	(2,767,812)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		(3,091,212)		(3,287,474)	(2,944,165)
VIEs [Member] | Intra-Group [Member] | Other transactions [Member]
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		(83,472)		(47,364)	(589,142)
VIEs [Member] | Other intra-Group [Member]
Cost and expenses:
Cost and expenses		(82,593)		(63,614)	¥ (2,685)
VIEs [Member] | Related Party [Member]
Assets
Amounts due from NetEase Group and Youdao Group		1,257,278		1,228,509
Liabilities
Amounts due to NetEase Group and Youdao Group		¥ 774,039		¥ 598,935

[1]	There was no investing and financing activities from discontinued operations.